ProShares®

ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone:	240.497.6400
Fax:	240.497.6530

June 5, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the prospectus dated May 23, 2013 for ProShares Ultra High Yield and ProShares Ultra Investment Grade Corporate, as filed under Rule 497 on May 23, 2013 (SEC Accession No. 0001193125-13-233228).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6577.

Sincerely,

/s/ Kenneth C. Fang

Kenneth C. Fang

Vice President and Legal Counsel